Financial Instruments - Effects of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives (Level 3) (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Index	Dec. 31, 2019 GBP (£) Index
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 13,235	£ 14,083
Fair value	(3,354)	(3,422)
Equity and credit contracts
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 51	£ 52
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 8	£ 8
Unfavourable changes	£ (8)	£ (8)
Equity and credit contracts | Reversionary property derivatives
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Shift	10.00%	10.00%
Favourable changes	£ 7	£ 7
Unfavourable changes	(7)	(7)
Equity contracts
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ (29)	£ (26)
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 2	£ 2
Unfavourable changes	£ (2)	£ (2)
Equity contracts | Property options and forwards
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Shift	10.00%	10.00%
Favourable changes	£ 3	£ 3
Unfavourable changes	£ (3)	£ (3)
Bottom of Range | Equity and credit contracts
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.00%	0.00%
Bottom of Range | Equity contracts | Property options and forwards
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.00%	0.00%
Top of Range | Equity and credit contracts
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	5.00%	5.00%
Top of Range | Equity contracts | Property options and forwards
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	5.00%	5.00%
Weighted Average | Equity and credit contracts
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.57%	2.57%
Weighted Average | Equity and credit contracts | Reversionary property derivatives
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
HPI spot rate index level | Index	445	802
Weighted Average | Equity contracts
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.42%	2.44%
Weighted Average | Equity contracts | Property options and forwards
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
HPI spot rate index level | Index	433	758
Fair Value Through P&L | Loans and advances to customers | Roll-up mortgage portfolio
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 56	£ 51
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 2	£ 2
Unfavourable changes	(2)	(2)
Fair Value Through P&L | Loans and advances to customers | Other loans
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 43	£ 41
Assumption description	Credit spreads	Credit spreads
Shift	0.20%	20.00%
Favourable changes	£ 0	£ 0
Unfavourable changes	0	0
Fair Value Through P&L | Debt securities in issue
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 107	£ 120
Assumption description	HPI Forward growth rate	HPI Forward growth rate
Shift	1.00%	1.00%
Favourable changes	£ 1	£ 0
Unfavourable changes	£ (1)	£ 0
Fair Value Through P&L | Debt securities in issue | Reversionary property securities
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Shift	10.00%	10.00%
Favourable changes	£ 5	£ 6
Unfavourable changes	(5)	(6)
Fair Value Through P&L | Equity securities | Unlisted equity shares
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 47	£ 119
Assumption description	Contingent litigation risk	Contingent litigation risk
Shift	20.00%	20.00%
Favourable changes	£ 8
Unfavourable changes	£ (8)	£ (6)
Fair Value Through P&L | Equity contracts | Unlisted equity shares
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Favourable changes		£ 6
Fair Value Through P&L | Bottom of Range | Loans and advances to customers | Roll-up mortgage portfolio
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.00%	0.00%
Fair Value Through P&L | Bottom of Range | Loans and advances to customers | Other loans
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.07%	0.00%
Fair Value Through P&L | Bottom of Range | Debt securities in issue
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.00%	0.00%
Fair Value Through P&L | Bottom of Range | Equity securities | Unlisted equity shares
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.00%	0.00%
Fair Value Through P&L | Top of Range | Loans and advances to customers | Roll-up mortgage portfolio
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	5.00%	5.00%
Fair Value Through P&L | Top of Range | Loans and advances to customers | Other loans
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	1.55%	1.00%
Fair Value Through P&L | Top of Range | Debt securities in issue
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	5.00%	5.00%
Fair Value Through P&L | Top of Range | Equity securities | Unlisted equity shares
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	100.00%	100.00%
Fair Value Through P&L | Weighted Average | Loans and advances to customers | Roll-up mortgage portfolio
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.69%	2.69%
Fair Value Through P&L | Weighted Average | Loans and advances to customers | Other loans
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.44%	0.35%
Fair Value Through P&L | Weighted Average | Debt securities in issue
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	2.57%	2.57%
Fair Value Through P&L | Weighted Average | Debt securities in issue | Reversionary property securities
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
HPI spot rate index level | Index	445	802
Fair Value Through P&L | Weighted Average | Equity securities | Unlisted equity shares
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	49.00%	20.00%
Financial assets at fair value through other comprehensive income
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 8,950	£ 9,747
Financial assets at fair value through other comprehensive income | Loans and advances to customers
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	21	56
Financial assets at fair value through other comprehensive income | Loans and advances to customers | Other loans
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Fair value	£ 21	£ 56
Assumption description	Credit spreads	Credit spreads
Shift	20.00%	20.00%
Favourable changes	£ 0	£ 0
Unfavourable changes	£ 0	£ 0
Financial assets at fair value through other comprehensive income | Bottom of Range | Loans and advances to customers | Other loans
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.15%	0.00%
Financial assets at fair value through other comprehensive income | Top of Range | Loans and advances to customers | Other loans
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.53%	1.00%
Financial assets at fair value through other comprehensive income | Weighted Average | Loans and advances to customers | Other loans
Effect of changes in significant unobservable assumptions to reasonably possible alternatives - Level 3 [line items]
Assumption value	0.32%	0.51%